RS - Summary of equity-settled 2018 Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Management Board
Stock Options Plans [Line Items]
Exercises (in shares)	0
Executive committee
Stock Options Plans [Line Items]
Exercisable stock options (in shares)	10,589
April 2018 Stock Option Plan
Stock Options Plans [Line Items]
Subscription right	60.00%
Weighted-average price (eur per share) | € / shares	€ 81.04
Maximum term for exercise options	3 years
Performance Term of Program in Years	4 years
Exercisable stock options (in shares)	63,127
Exercisable shares (in shares)	37,901
Exercises (in shares)	0
Expense from equity-settled share-based payment transactions | €	€ 0	€ (14,267)	€ 52,795
April 2018 Stock Option Plan | Management Board
Stock Options Plans [Line Items]
Exercisable stock options (in shares)	0
Exercisable shares (in shares)	0
April 2018 Stock Option Plan | Executive committee
Stock Options Plans [Line Items]
Exercisable stock options (in shares)	3,854
Exercisable shares (in shares)	2,314
April 2018 Stock Option Plan | Current and former employees
Stock Options Plans [Line Items]
Exercisable stock options (in shares)	63,924
Exercisable shares (in shares)	35,587
April 2017 Stock Option Plan
Stock Options Plans [Line Items]
Subscription right	110.00%
Weighted-average price (eur per share) | € / shares	€ 55.52
Maximum term for exercise options	3 years
Performance Term of Program in Years	4 years
Exercisable stock options (in shares)	72,650
Exercisable shares (in shares)	79,935
Exercises (in shares)	0
Expense from equity-settled share-based payment transactions | €	€ 0	€ 0	€ 2,757
April 2017 Stock Option Plan | Management Board
Stock Options Plans [Line Items]
Exercisable stock options (in shares)	0
Exercisable shares (in shares)	0
April 2017 Stock Option Plan | Executive committee
Stock Options Plans [Line Items]
Exercisable stock options (in shares)	4,018
Exercisable shares (in shares)	4,421
April 2017 Stock Option Plan | Current and former employees
Stock Options Plans [Line Items]
Exercisable stock options (in shares)	68,632
Exercisable shares (in shares)	75,514